Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Oct. 01, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 5,976		$ 5,853
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 3,353
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		1,294
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		869
Reuters News [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		137
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 248